Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule Of Provision For Income Taxes

	For the Years Ended December 31,
	2012	2011	2010
Continuing Operations:
Current
U.S. federal	$51,467	$40,762	$46,789
U.S. state and local	7,813	5,961	6,981
Foreign	386	612	639
Deferred
U.S. federal, state and local	(3,271)	7,227	(2,418)
Foreign	120	15	9
Total	$56,515	$54,577	$52,000

Schedule Of Temporary Differences That Give Rise To Deferred Tax Assets (Liabilities)

	December 31,
	2012	2011
Accrued liabilities	$32,772	$27,687
Stock compensation expense	12,713	12,200
Allowance for uncollectible accounts receivable	1,510	1,905
State net operating loss carryforwards	1,461	1,633
Other	3,155	2,845
Deferred income tax assets	51,611	46,270
Amortization of intangible assets	(44,201)	(42,192)
Accelerated tax depreciation	(16,536)	(16,322)
Revenue recognition	(812)	(1,684)
Currents assets	(1,600)	(1,315)
Other	(2,428)	(1,530)
Deferred income tax liabilities	(65,577)	(63,043)
Net deferred income tax liabilities	$(13,966)	$(16,773)

Schedule Of Significant Changes To Unrecognized Tax Benefits

	2012	2011	2010
Balance at January 1,	$2,612	$704	$1,010
Unrecognized tax benefits due to positions taken in current year	219	2,038	119
Decrease due to expiration of statute of limitations	(185)	(130)	(425)
Balance at December 31,	$2,646	$2,612	$704

Schedule Of Difference Between Actual Income Tax Provision For Continuing Operations And Income Tax Provision Calculated At Statutory U.S. Federal Tax Rate

	For the Years Ended December 31,
	2012	2011	2010

Income tax provision calculated using the statutory rate of 35%	$51,037	$49,195	$46,841
State and local income taxes, less federal income tax effect	4,601	4,733	4,509
Nondeductible expenses	1,137	1,062	976
Other --net	(260)	(413)	(326)
Income tax provision	$56,515	$54,577	$52,000
Effective tax rate	38.8%	38.8%	38.9%

Schedule Of Income Taxes Paid

2012	$53,436
2011	44,343
2010	49,532